Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial instrument by category

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Non-financial assets	Total
As of December 31, 2023
Assets
Trade receivables	66,597	-	-	66,597
Other receivables	4,887	20,406	8,756	34,049
Cash and cash equivalents
Cash and Banks	1,398	-	-	1,398
Mutual funds	-	7,730	-	7,730
Financial assets at fair value through profit or loss:
Negotiable instruments	-	588	-	588
Mutual funds	-	82,040	-	82,040
Total	72,882	110,764	8,756	192,402

As of December 31, 2022
Assets
Trade receivables	87,167	-	-	87,167
Other receivables	14,694	12,939	30,608	58,241
Cash and cash equivalents
Cash and Banks	2,701	-	-	2,701
Mutual funds	-	2,375	-	2,375
Financial assets at fair value through profit or loss:
Negotiable instruments	-	42,713	-	42,713
Mutual funds	-	46,666	-	46,666
Total	104,562	104,693	30,608	239,863

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2023
Liabilities
Trade payables	242,547	-	242,547
Other payables	128,276	59,988	188,264
Borrowings	95,008	-	95,008
Total	465,831	59,988	525,819

As of December 31, 2022
Liabilities
Trade payables	562,802	-	562,802
Other payables	74,150	-	74,150
Borrowings	45,841	-	45,841
Total	682,793	-	682,792

Schedule of income, expenses, gains and losses resulting from each financial instrument

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Total
As of December 31, 2023
Interest income	367	-	367
Exchange differences	38,751	32,949	71,700
Changes in fair value of financial assets	-	66,062	66,062
Total	39,118	99,011	138,129

As of December 31, 2022
Interest income	203	-	203
Exchange differences	12,193	24,823	37,016
Changes in fair value of financial assets	-	8,799	8,799
Total	12,396	33,622	46,018

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2023
Interest expense	(318,836)	-	(318,836)
Exchange differences	(120,027)	-	(120,027)
Changes in fair value of financial liabilities	-	(32,284)	(32,284)
Other financial results	(15,327)	-	(15,327)
Total	(454,190)	(32,284)	(486,474)

As of December 31, 2022
Interest expense	(272,858)	-	(272,858)
Exchange differences	(32,412)	-	(32,412)
Loss on debt restructuring	(1,398)	-	(1,398)
Net loss from the repurchase of Corporate Notes	(1,132)	-	(1,132)
Other financial results	(14,271)	-	(14,271)
Total	(322,071)	-	(322,071)

Schedule of credit quality of financial assets

	12.31.23	12.31.22
Customers with no external credit rating:
Group 1 (i)	34,143	60,408
Group 2 (ii)	26,906	6,944
Group 3 (iii)	5,548	19,815
Total trade receivables	66,597	87,167

(i)	Relates to customers with debt to become due.
(ii)	Relates to customers with past due debt from 0 to 3 months.
(iii)	Relates to customers with past due debt from 3 to 12 months.